Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Entity Central Index Key	0000890064
Document Period End Date	Jun. 30, 2024
Initial Shares
Shareholder Report [Line Items]
Fund Name	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Class Name	Initial Shares
No Trading Symbol Flag	true
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Class Name	Service Shares
No Trading Symbol Flag	true
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. | Initial Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$36	0.67%*

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 363,000,000
Holdings Count	44
Portfolio Turnover	12.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$363	44	12.76%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. | Service Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$50	0.92%*

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[2]
Net Assets	$ 363,000,000
Holdings Count	44
Portfolio Turnover	12.76%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$363	44	12.76%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1

[1]	Annualized
[2]	Annualized